Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 6 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$335,745	$—	$—	$335,745

	$335,745	$—	$—	$335,745

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liability – Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Cash and securities held in Trust Account
As of September 30, 2022, investment in the Company’s Trust Account consisted of approximately $1,000 in U.S. Money Market funds and approximately $277.7 million, in U.S. treasury securities. As of December 31, 2021, investment in the Company’s Trust Account consisted of approximately $1,000 in U.S. Money Market funds and approximately $276.1 million, in U.S. treasury securities. The Company classifies its U.S. treasury securities as held-to-maturity
in accordance with ASC 320, “Investments — Debt and Equity Securities.”
Held-to-maturity
treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity.

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on September 30, 2022 and December 31, 2021 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2022
U.S. Money Market	$1,145	$—	$—	$1,145
U.S. Treasury Securities	277,657,403	—	11	277,657,392

	$277,658,548	$—	$11	$277,658,537

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$4,535	$—	$276,119,979

Warrant liability — Private Placement Warrants
The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and
post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the Private Placement Warrants. The expected life of the Private Placement Warrants is simulated based on management assumptions regarding the timing and likelihood of completing a Business Combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50

The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at September 30, 2022 and December 31, 2021:

Input	September 30, 2022	December 31, 2021
Expected term (years)	5.26	5.40
Expected volatility	2.8%	11.70%
Risk-free interest rate	4.05%	1.20%
Stock price	$9.89	$9.90
Dividend yield	0.00%	0.00%
Exercise price	$11.50	$11.50
The following table sets forth a summary of the changes in the Level 3 fair value classification:

	Warrant Liability
Fair value as of December 31, 2021		$5,044,441
Change in fair value		(1,747,419)

Fair value as of March 31, 2022		3,297,022

Change in fair value		(2,923,321)

Fair value as of June 30, 2022		373,701

Change in fair value		(37,956)

	$

Note 6—Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Cash and securities held in Trust Account	$276,119,979	$276,119,979	$—	$—

	$276,119,979	$276,119,979	$—	$—

Liabilities:
Warrant liability — Private Placement Warrants	$5,044,441	$—	$—	$5,044,441

	$5,044,441	$—	$—	$5,044,441

Cash and securities held in Trust Account
As of December 31, 2021, investment in the Company’s Trust Account consisted of $979 in U.S. Money Market funds and $276,114,465, in U.S. Treasury Securities. The Company classifies its United States Treasury securities as held-to-maturity in
accordance with ASC 320 “Investments — Debt and Equity Securities”.
Held-to-maturity treasury
securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity.

The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2021 were as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
U.S. Money Market	$979	$—	$—	$979
U.S. Treasury Securities	276,114,465	4,535	—	276,119,000

	$276,115,444	$—	$—	$276,119,979

Warrant liability — Private Placement Warrants
The estimated fair value of the Private Placement Warrants was determined using Level 3 inputs. Inherent in a Monte-Carlo simulation model are assumptions related to expected stock-price volatility (pre-merger and
post-merger), expected term, dividend yield and risk-free interest rate. The Company estimates the volatility of its common stock based on management’s understanding of the volatility associated with instruments of other similar entities. The risk-free interest rate is based on the U.S. Treasury Constant Maturity similar to the expected remaining life of the warrants. The expected life of the warrants is simulated based on management assumptions regarding the timing and likelihood of completing a business combination. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. The assumptions used in calculating the estimated fair values represent the Company’s best estimate. However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.
The key inputs into the Monte Carlo simulation model for the Warrants were as follows at December 23, 2021:

Input	December 23, 2021
Expected term (years)	5.43
Expected volatility	13.20%
Risk-free interest rate	1.21%
Stock price	$9.88
Dividend yield	0.00%
Exercise price	$11.50
The key inputs into the Monte Carlo simulation model for the Warrants were as follows at December 31, 2021:

Input	December 31, 2021
Expected term (years)	5.40
Expected volatility	11.70%
Risk-free interest rate	1.20%
Stock price	$9.90
Dividend yield	0.00%
Exercise price	$11.50

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended December 31, 2021:

Warrant Liability
Fair value as of December 31, 2020	$—
Initial fair value of warrant liability upon modification	6,000,476
Change in fair value	(956,035)

Fair value as of December 31, 2021	$5,044,441